Derivative Financial Instruments (Aggregate Outstanding Notionals Related To Fair Value Hedges) (Details) (Fair Value Hedging [Member], Designated as Hedging Instrument [Member])	Dec. 28, 2013 lb	Sep. 28, 2013 lb
Live Cattle (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	233,000,000	209,000,000
Lean Hogs (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	368,000,000	384,000,000